Commitments (Tables)	6 Months Ended
Jun. 30, 2023
Capital commitments [abstract]
Schedule of capital expenditure
The Group has capital expenditure contracted for but not recognised as liabilities as at June 30, 2023. The expenditure is as follows:

June 30, 2023
£’000
Plant and equipment	3,575
Computer software	39
Computer equipment	8
Leasehold improvements	397
Office Furniture and equipment	6
4,025